Concentration and Risk (Tables)	12 Months Ended
Dec. 31, 2023
Concentration and Risk [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash	Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	114,589	58,395
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	334	628
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	57,421	74,552
Financial Institutions in the PRC	10,401	10,324